Note 4 - Leases (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2019	Mar. 31, 2025	Mar. 31, 2024
Operating Lease, Weighted Average Remaining Lease Term (Year)				19 years 3 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent				7.50%
Heavy-duty Forklift [Member]
Lessee, Finance Lease, Term of Contract (Year)			5 years
Finance Lease, Liability, to be Paid			$ 500,000
Finance Lease, Monthly Payment			$ 9,000
Office Space in Longview, Texas [Member]
Lessee, Operating Lease, Renewal Term (Year)		5 years
Operating Lease, Monthly Payments	$ 5,000	$ 13,000		$ 12,000
Operating Lease, Additional Term (Month)					60 months